American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
May 31, 2023

Avantis Short-Term Fixed Income Fund - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 65.4%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	34,896
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 2.20%, 9/1/24	101,000	97,611
Automobiles — 2.6%
American Honda Finance Corp., 2.90%, 2/16/24	60,000	58,921
American Honda Finance Corp., 1.00%, 9/10/25	78,000	71,592
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,509
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	44,653
Toyota Motor Corp., 1.34%, 3/25/26	100,000	91,393
Toyota Motor Credit Corp., 2.50%, 3/22/24	35,000	34,230
		320,298
Banks — 9.6%
Asian Development Bank, 0.50%, 2/4/26	100,000	90,763
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	50,000	49,825
Bank of Montreal, 1.85%, 5/1/25	72,000	67,477
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,482
European Bank for Reconstruction & Development, 0.25%, 7/10/23	50,000	49,713
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	32,359
European Investment Bank, 1.375%, 3/15/27	50,000	45,373
Export Development Canada, 2.625%, 2/21/24	50,000	49,062
Inter-American Development Bank, 2.625%, 1/16/24	150,000	147,564
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	9,063
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	60,810
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	85,668
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	63,906
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	61,250
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	93,620
Truist Financial Corp., 2.50%, 8/1/24	60,000	57,613
US Bancorp, 2.40%, 7/30/24	35,000	33,662
Wells Fargo & Co., 3.55%, 9/29/25	36,000	34,767
Wells Fargo & Co., 3.00%, 10/23/26	25,000	23,336
Westpac Banking Corp., 5.46%, 11/18/27	85,000	87,786
		1,168,099
Beverages — 0.6%
Coca-Cola Co., 1.00%, 3/15/28	85,000	73,498
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	26,638
Capital Markets — 4.6%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	92,421
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	95,422
Charles Schwab Corp., 3.85%, 5/21/25	66,000	63,863
CME Group, Inc., 3.00%, 3/15/25	35,000	33,853
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	63,963
Lazard Group LLC, 3.75%, 2/13/25	66,000	63,363
Morgan Stanley Domestic Holdings, Inc., 3.80%, 8/24/27	65,000	61,910
State Street Corp., 3.55%, 8/18/25	86,000	83,695
		558,490
Chemicals — 0.7%
Ecolab, Inc., 2.70%, 11/1/26(1)	95,000	89,935

Consumer Finance — 0.5%
Capital One Financial Corp., 4.25%, 4/30/25(1)	66,000	63,956
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp., 2.75%, 5/18/24	100,000	97,620
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	64,539
Sysco Corp., 3.30%, 7/15/26	45,000	43,000
Target Corp., 1.95%, 1/15/27	100,000	92,191
		297,350
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,726
Diversified REITs — 2.5%
Mid-America Apartments LP, 3.60%, 6/1/27(1)	50,000	47,755
Prologis LP, 3.25%, 10/1/26	100,000	95,859
Simon Property Group LP, 3.375%, 6/15/27	65,000	61,171
Spirit Realty LP, 4.45%, 9/15/26	42,000	40,180
Ventas Realty LP, 3.85%, 4/1/27	65,000	61,476
		306,441
Electric Utilities — 4.3%
Baltimore Gas & Electric Co., 2.40%, 8/15/26	64,000	59,580
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,439
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	57,810
DTE Electric Co., Series A, 1.90%, 4/1/28	65,000	57,686
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,222
Edison International, 4.125%, 3/15/28	75,000	70,550
Emera US Finance LP, 3.55%, 6/15/26	62,000	58,716
Entergy Louisiana LLC, 5.59%, 10/1/24	58,000	58,271
Florida Power & Light Co., 5.05%, 4/1/28	50,000	51,146
Public Service Electric & Gas Co., 2.25%, 9/15/26	64,000	59,148
		531,568
Electronic Equipment, Instruments and Components — 1.1%
Avnet, Inc., 6.25%, 3/15/28	50,000	50,571
Flex Ltd., 3.75%, 2/1/26	47,000	44,832
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,457
		130,860
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	96,440
Financial Services — 0.4%
Global Payments, Inc., 4.95%, 8/15/27	50,000	49,229
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	26,783
Hershey Co., 2.05%, 11/15/24	36,000	34,637
Hormel Foods Corp., 0.65%, 6/3/24	60,000	57,330
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	43,738
		162,488
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	63,000	61,542
Ground Transportation — 1.0%
Ryder System, Inc., 2.50%, 9/1/24	36,000	34,678
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,207
Union Pacific Corp., 3.15%, 3/1/24	75,000	73,745
		125,630
Health Care Equipment and Supplies — 0.8%
Medtronic Global Holdings SCA, 4.25%, 3/30/28	100,000	98,703
Health Care Providers and Services — 2.4%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	67,004

HCA, Inc., 5.00%, 3/15/24	36,000	35,757
Humana, Inc., 3.95%, 3/15/27	65,000	62,739
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	96,913
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	26,434
		288,847
Health Care REITs — 0.1%
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	15,000	14,769
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	95,018
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,369
Marriott International, Inc., 5.00%, 10/15/27	60,000	60,133
		199,520
Household Products — 0.2%
Colgate-Palmolive Co., 3.25%, 3/15/24	20,000	19,790
Industrial Conglomerates — 0.8%
3M Co., 2.65%, 4/15/25(1)	100,000	95,826
Insurance — 2.0%
Aon Global Ltd., 3.875%, 12/15/25	50,000	48,487
Chubb INA Holdings, Inc., 3.35%, 5/15/24	90,000	88,212
MetLife, Inc., 3.60%, 11/13/25	34,000	33,038
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	68,932
		238,669
IT Services — 0.8%
International Business Machines Corp., 3.00%, 5/15/24	100,000	97,717
Machinery — 2.8%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	69,000	67,791
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	33,755
John Deere Capital Corp., 3.45%, 1/10/24	69,000	68,330
PACCAR Financial Corp., 2.15%, 8/15/24	101,000	97,504
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	76,822
		344,202
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	40,808
Discovery Communications LLC, 4.90%, 3/11/26	60,000	59,255
		100,063
Metals and Mining — 1.2%
ArcelorMittal SA, 4.55%, 3/11/26(1)	20,000	19,574
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	30,000	31,038
BHP Billiton Finance USA Ltd., 4.75%, 2/28/28	100,000	100,740
		151,352
Oil, Gas and Consumable Fuels — 5.5%
BP Capital Markets America, Inc., 3.02%, 1/16/27	25,000	23,697
BP Capital Markets PLC, 3.28%, 9/19/27	100,000	95,370
Energy Transfer LP, 3.90%, 7/15/26	70,000	66,853
Energy Transfer LP, 5.55%, 2/15/28	75,000	75,257
Enterprise Products Operating LLC, 3.90%, 2/15/24	65,000	64,199
Equinor ASA, 2.875%, 4/6/25	35,000	33,825
Equinor ASA, 7.25%, 9/23/27	100,000	111,118
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	69,586
Shell International Finance BV, 3.25%, 5/11/25	66,000	64,325
Williams Cos., Inc., 4.00%, 9/15/25	66,000	64,192
		668,422
Passenger Airlines — 0.6%
Southwest Airlines Co., 5.125%, 6/15/27	75,000	74,696
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	34,553

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co., 3.45%, 11/15/27	100,000	96,440
Novartis Capital Corp., 1.75%, 2/14/25	29,000	27,628
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,105
Pfizer, Inc., 3.40%, 5/15/24	97,000	95,276
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	70,525
		315,974
Retail REITs — 1.0%
Federal Realty Investment Trust, 3.25%, 7/15/27	65,000	59,567
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	63,460
		123,027
Semiconductors and Semiconductor Equipment — 2.2%
Intel Corp., 4.875%, 2/10/28	100,000	100,776
Lam Research Corp., 3.80%, 3/15/25	60,000	58,971
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	60,569
Xilinx, Inc., 2.95%, 6/1/24	50,000	48,799
		269,115
Specialized REITs — 0.5%
American Tower Corp., 3.55%, 7/15/27	65,000	60,824
Specialty Retail — 2.2%
Home Depot, Inc., 3.75%, 2/15/24	66,000	65,438
Home Depot, Inc., 2.125%, 9/15/26	40,000	37,224
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,296
TJX Cos., Inc., 2.25%, 9/15/26	110,000	102,551
		270,509
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.00%, 2/9/24	5,000	4,936
Apple, Inc., 2.45%, 8/4/26	71,000	67,259
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,777
		107,972
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., 2.75%, 3/27/27	100,000	94,791
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	97,250
		192,041
Trading Companies and Distributors — 0.2%
Air Lease Corp., 2.875%, 1/15/26	20,000	18,606
TOTAL CORPORATE BONDS (Cost $8,363,781)		7,992,892
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.6%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	99,993
U.S. Treasury Notes, 0.25%, 9/30/23	420,000	412,936
U.S. Treasury Notes, 2.125%, 2/29/24	214,000	209,050
U.S. Treasury Notes, 2.375%, 2/29/24	280,000	274,126
U.S. Treasury Notes, 0.375%, 4/15/24	290,000	278,004
U.S. Treasury Notes, 0.375%, 7/15/24	400,000	379,859
U.S. Treasury Notes, 0.375%, 8/15/24	410,000	388,099
U.S. Treasury Notes, 0.375%, 9/15/24	300,000	283,195
U.S. Treasury Notes, 1.50%, 10/31/24	450,000	429,864
U.S. Treasury Notes, 0.25%, 7/31/25	210,000	192,548
U.S. Treasury Notes, 0.375%, 9/30/27	70,000	60,367
U.S. Treasury Notes, 0.625%, 11/30/27	200,000	173,660
U.S. Treasury Notes, 0.625%, 12/31/27	225,000	194,906
U.S. Treasury Notes, 1.25%, 3/31/28	160,000	142,038
U.S. Treasury Notes, 1.25%, 4/30/28	250,000	221,592
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $3,858,900)		3,740,237

U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
FHLB, 2.375%, 3/14/25	50,000	48,027
FHLB, 0.375%, 9/4/25	25,000	22,877
FHLB, 1.25%, 12/21/26	100,000	91,127
FNMA, 1.625%, 10/15/24	75,000	71,863
FNMA, 0.375%, 8/25/25	25,000	22,869
FNMA, 1.875%, 9/24/26	100,000	93,408
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	44,552
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $414,409)		394,723
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	54,139	54,139
State Street Navigator Securities Lending Government Money Market Portfolio(2)	262,605	262,605
TOTAL SHORT-TERM INVESTMENTS (Cost $316,744)		316,744
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $12,953,834)		12,444,596
OTHER ASSETS AND LIABILITIES — (1.8)%		(217,343)
TOTAL NET ASSETS — 100.0%		$12,227,253

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $255,511. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $262,605.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$7,992,892	—
U.S. Treasury Securities and Equivalents	—	3,740,237	—
U.S. Government Agency Securities	—	394,723	—
Short-Term Investments	$316,744	—	—
	$316,744	$12,127,852	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.